Related Party Transactions, Founder Shares (FY) (Details)		1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jun. 19, 2019 shares	Apr. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Aug. 05, 2019 shares
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor | $			$ 25,000	$ 0	$ 25,000
Stock conversion basis at time of business combination				1	1
Number of trading days				20 days	20 days
Trading day threshold period				30 days	30 days
Class A Common Stock [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares				$ 18.00	$ 18.00
Class B Common Stock [Member]
Founder Shares [Abstract]
Number of shares forfeited (in shares)						218,750
Number of shares outstanding (in shares)						6,250,000
Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination				1	1
Number of trading days				20 days	20 days
Trading day threshold period				30 days	30 days
Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold period after initial Business Combination				150 days	150 days
Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)		5,750,000
Proceeds from issuance of Class B common stock to Sponsor | $		$ 25,000
Stock split ratio	1.125
Number of shares held (in shares)	6,468,750
Ownership interest, as converted percentage	20.00%
Number of shares forfeited (in shares)						218,750
Number of shares outstanding (in shares)	6,468,750					6,250,000
Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)	218,750